INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of intangible assets

Amounts in $ ‘000	RUCONEST® for HAE (EU)	Development costs	RUCONEST® licenses	Joenja® license	Software	Total
At cost	598	7,180	71,811	25,185	4,255	109,029
Accumulated:
Amortization charges	(598)	—	(17,441)	—	(242)	(18,281)
Impairment charges	—	(6,914)	—	—	—	(6,914)
Carrying value at January 1, 2022	—	266	54,370	25,185	4,013	83,834

Amortization charges	—	—	(3,597)	—	(720)	(4,317)
Assets acquired	—	—	—	—	601	601
Divestments - cost	—	(6,431)	—	—	—	(6,431)
Divestment - impairment charges	—	6,431	—	—	—	6,431
Currency translation - cost	(35)	(499)	(4,228)	(1,482)	(235)	(6,479)
Currency translation - amortization	35	—	984	—	(20)	999
Currency translation - impairment	—	483	—	—	—	483
MOVEMENT 2022	—	(16)	(6,841)	(1,482)	(374)	(8,713)

At cost	563	250	67,583	23,703	4,621	96,720
Accumulated:
Amortization charges	(563)	—	(20,054)	—	(982)	(21,599)
Impairment charges	—	—	—	—	—	—
Carrying value at December 31, 2022	—	250	47,529	23,703	3,639	75,121

Amortization charges	—	—	(3,681)	(1,300)	(884)	(5,865)
Impairment charges	—	(253)	—	—	—	(253)
Assets acquired	—	—	—	—	27	27
Divestments - cost	—	(253)	—	—	(18)	(271)
Divestment - accumulated amortization	—	—	—	—	12	12
Divestment - impairment charges	—	253	—	—	—	253
Currency translation - cost	18	3	2,126	744	142	3,033
Currency translation - amortization	(18)	—	(702)	(26)	(44)	(790)
Movement 2023	—	(250)	(2,257)	(582)	(765)	(3,854)

At cost	581	—	69,709	24,447	4,772	99,509
Accumulated:
Amortization charges	(581)	—	(24,437)	(1,326)	(1,898)	(28,242)
Carrying value at December 31, 2023	—	—	45,272	23,121	2,874	71,267